Cash Flow Statement (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash flows from operating activities [Abstract]
Loss from continuing operations		$ (435.1)	$ (2,974.6)	$ (18.1)
Profit from discontinued operation		10.7	5.1	1,487.2
(Loss)/profit for the year		(424.4)	(2,969.5)	1,469.1	[1]
Adjustments for [Abstract]
(Gain)/Loss on disposal of discontinued operation		(10.7)	3.0	(1,767.9)
Net finance costs		252.2	279.0	255.8
Taxation - continuing operations		(82.7)	34.2	(16.0)
Taxation - discontinued operation		0.0	(8.1)	318.1
Share of results of associates		0.0	0.0	0.3
Operating (loss)/profit		(265.6)	(2,661.4)	259.4
Goodwill impairment charge		0.0	2,799.2	0.0
Research and development tax credits		(1.1)	(1.8)	(1.2)
Property, plant and equipment depreciation		33.7	42.0	52.6
Right-of-use asset depreciation (2019: finance lease depreciation)		73.3	76.9	13.9
Loss on disposal of property, plant and equipment		1.2	5.6	3.6
Loss on disposal of intangible assets		0.0	0.6	0.0
Gain on disposal of Atalla		0.0	0.0	(3.7)
Amortization of intangible assets		956.4	674.1	716.5
Leases impairment		5.6	5.9	0.0
Share-based compensation charge		14.3	17.0	71.3
Foreign exchange movements		0.1	29.7	11.1
Changes in working capital [Abstract]
Inventories		0.0	0.1	0.0
Trade and other receivables and contract related costs	[2]	(195.2)	251.6	156.5
Payables and other liabilities		36.9	(62.4)	(110.4)
Provisions	[3]	14.1	8.8	(14.8)
Contract liabilities - deferred income		16.8	(103.1)	(98.5)
Cash generated from operations		690.5	1,082.8	1,056.3	[1]
Adjusted for non-cash movemnets		$ 19.0	(51.7)	50.9
Provisions movements			46.3	43.8
Provision utilisation			$ 37.5	$ 58.6

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.
[2]	Change in trade and other receivables and contract-related costs is adjusted for non-cash movements of ($19.0 million) (2020: ($51.7 million); (2019 $50.9 million)
[3]	In the year ended October 31, 2021 provisions movements have been presented net, in the year ended October 31, 2020 they were presented gross as provision movements $46.3 million (2019; $43.8 million) and provision utilisation ($37.5 million) (2019: ($58.6 million)).